Other Payables, Including Derivatives (Schedule of Composition of Other Payables, Including Derivatives) (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of other payables, including derivatives [Abstract]
Employees and related liabilities		₪ 109	₪ 116
Liability for voluntary retirement plan	[1]	45
Government institutions		25	32
Interest payable		55	63
Accrued expenses		5	4
Deferred revenue		55	41
Derivative financial instruments		5	1
Other payables, including derivatives		₪ 299	₪ 257

[1]	For additional details, see Note 31(G) regarding commitments